RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Balances (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Due to related party	$ 464,000	$ 464,000
Bluesky LLC [Member]
Related Party Transaction [Line Items]
Due to related party	$ 464,000	$ 464,000